FINANCIAL LIABILITIES AT FAIR MARKET VALUE - Schedule of Warrants Fair Value (Details) - $ / shares	Feb. 05, 2026 [1]	Dec. 31, 2025
Schedule Of Warrants Fair Value Abstract
Stock price (in Dollars per share)	$ 0.65	$ 0.9
Exercise price (in Dollars per share)	$ 1.28	$ 1.28
Risk-free interest rate	3.46%	3.48%
Expected volatility	79.35%	80.59%
Expected dividend yield	0.00%	0.00%
Expected term of warrants (years)	1 year 6 months	1 year 6 months

[1]	Revaluation of the warrant prior to the amendment of the terms and reclassification to equity